UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     February 04, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $243,804 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL TIME WARNER                COM              00184A105     5690   492667          SHARED                      0   492667        0
BED BATH & BEYOND INC          COM              75896100     21968   655773          SHARED                      0   655773        0
BEST BUY INC COM               COM              86516101       735    27924          SHARED                      0    27924        0
BROADCOM CORP COM              COM              111320107      735    53619          SHARED                      0    53619        0
BROCADE COMMUNICATION          COM              111621108     1587   348084          SHARED                      0   348084        0
CDW COMPUTER CTRS INC          COM              125129106    17119   390925          SHARED                      0   390925        0
CHECK POINT SOFTWARE           COM              M22465104    12817   880874          SHARED                      0   880874        0
CHEESECAKE FACTORY IN          COM              163072101      936    29160          SHARED                      0    29160        0
CHICOS FAS INC COM             COM              168615102      978    52885          SHARED                      0    52885        0
CISCO SYS INC COM              COM              17275R102    15828  1174175          SHARED                      0  1174175        0
DOUBLECLICK INC COM            COM              258609304     1992   319304          SHARED                      0   319304        0
EBAY INC COM                   COM              278642103     1490    20120          SHARED                      0    20120        0
FASTENAL CO COM                COM              311900104     2904    87539          SHARED                      0    87539        0
HOME DEPOT INC COM             COM              437076102     5945   278068          SHARED                      0   278068        0
HPL TECHNOLOGIES INC           COM              40426C105       12    92480          SHARED                      0    92480        0
INTERSIL CORP CL A             COM              46069S109      466    33200          SHARED                      0    33200        0
JDS UNIPHASE CORP COM          COM              46612J101      125    45535          SHARED                      0    45535        0
KOHLS CORP COM                 COM              500255104    20378   384493          SHARED                      0   384493        0
LEAPFROG ENTERPRISES           COM              52186N106     4364   184932          SHARED                      0   184932        0
MEDTRONIC INC COM              COM              585055106     9882   222166          SHARED                      0   222166        0
MICROSOFT CORP COM             COM              594918104     9983   205585          SHARED                      0   205585        0
NETWORK APPLIANCE INC          COM              64120L104     9074   833254          SHARED                      0   833254        0
ORACLE SYS CORP                COM              68389X105    14885  1239346          SHARED                      0  1239346        0
P F CHANGS CHINA BIST          COM              69333Y108    11064   318122          SHARED                      0   318122        0
PAYCHEX INC COM                COM              704326107     5554   216190          SHARED                      0   216190        0
POWER-ONE INC COM              COM              739308104     2783   552069          SHARED                      0   552069        0
QUALCOMM INC COM               COM              747525103     9522   254995          SHARED                      0   254995        0
QUINTILES TRANSNATION          COM              748767100     6373   505823          SHARED                      0   505823        0
SKILLSOFT PLC SPONSOR          COM              830928107     1458   515244          SHARED                      0   515244        0
STAPLES INC COM                COM              855030102     8269   477672          SHARED                      0   477672        0
STARBUCKS CORP COM             COM              855244109    12412   548729          SHARED                      0   548729        0
SYNOPSYS INC COM               COM              871607107     9785   251601          SHARED                      0   251601        0
TRIQUINT SEMICONDUCTO          COM              89674K103     1821   548589          SHARED                      0   548589        0
TWEETER HOME ENTMT GR          COM              901167106     1810   402194          SHARED                      0   402194        0
VERISIGN INC COM               COM              92343E102     2860   340930          SHARED                      0   340930        0
VERITAS SOFTWARE CO C          COM              923436109      193    10278          SHARED                      0    10278        0
WATSON PHARMACEUTICAL          COM              942683103     8922   296505          SHARED                      0   296505        0
ZORAN CORP COM                 COM              98975F101     1085    95823          SHARED                      0    95823        0